Related Party Transactions Related Party Transactions (Details) shares in Thousands			1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($)	May 08, 2019 USD ($)	Sep. 30, 2018	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	May 08, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	May 11, 2020 shares	Mar. 31, 2018 USD ($)	Jan. 01, 2018 Subsidiaries
Teekay Lng Marubeni Joint Venture [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 5,400,000	$ 3,100,000		$ 11,300,000	$ 8,700,000
Additional Time Period For Fixed Rate Time Charters Contract				2 years
Teekay Offshore [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			$ 2,300,000				$ 7,600,000
Teekay Offshore [Member] | Technical Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			3,300,000				9,600,000
Teekay Offshore [Member] | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party			6,100,000				20,800,000
LNG Carriers [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties					$ 19,900,000	$ 16,800,000		$ 37,400,000	32,600,000
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage					52.00%			52.00%
Teekay LNG
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Issued | shares										10,750
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent					$ 116,600,000
Teekay LNG | Retained Earnings (Accumulated Deficit)
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent					116,600,000
Teekay LNG | Non-controlling Interests
Related Party Transaction [Line Items]
Changes to non-controlling interest from equity contributions and other					107,600,000
Teekay LNG | AOCI Attributable to Parent [Member]
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent					9,000,000.0
Teekay Offshore [Member]
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000.0	$ 25,000,000.0	$ 25,000,000.0				$ 25,000,000.0
Proceeds from sale of vessels and equipment (note 7)	100,000,000
Equity Method Investment, Other than Temporary Impairment								$ 64,900,000	64,900,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 8,900,000								$ 8,900,000
Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Related Party Transaction [Line Items]
Percentage of ownership acquired												100.00%
Number of Subsidiaries | Subsidiaries												7
Revolving Credit Facilities
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity					$ 950,800,000			$ 950,800,000
Revolving Credit Facilities | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											$ 125,000,000.0
Revolving Credit Facilities | Teekay Offshore [Member] | Brookfield Business Partners L.P. [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											100,000,000.0
Parent Company [Member] | Revolving Credit Facilities | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											$ 25,000,000.0
General Partner [Member] | Teekay Offshore [Member]
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		49.00%